Filed pursuant to Rule 497(a) File No. 333-173674 Rule 482ad

Forward-Looking Statements; Not an Offer to Sell or Buy MAIN Securities; and Non-GAAP Financial Measures MAIN cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward Looking Statements" and "Risk Factors" included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information contained herein to reflect subsequently occurring events or circumstances, except as required by applicable securities laws and regulations. This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN's securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Distributable net investment income and distributable net realized income are net investment income and net realized income, respectively, as determined in accordance with U.S. generally accepted accounting principles, or GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income, distributable net realized income, and related per share measures is useful and appropriate supplemental disclosure for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income and distributable net realized income are non-GAAP measures and should not be considered as a replacement to net investment income, net realized income, and other earnings measures presented in accordance with GAAP. Instead, distributable net investment income and distributable net realized income should be reviewed only in connection with such GAAP measures in analyzing MAIN’s financial performance.

Main Street Capital Corporation Corporate Overview M A I N NYSE NYSE: MAIN

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) IPO in 2007 Over $1 billion in capital under management Invests in the under-served Lower Middle Market (LMM) Generally companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Invests in complementary interest-bearing debt investments in Middle Market companies Generally issuances of secured and/or rated debt securities Generally larger companies than LMM investment strategy High level of management ownership / investment in MAIN Headquartered in Houston, Texas M A I N NYSE NYSE: MAIN

MAIN is a Principal Investor in Private Debt and Equity High cash dividend yield – dividends paid monthly Long-term focus on delivering shareholders sustainable growth in net asset value and recurring dividends per share Owns two Small Business Investment Company (SBIC) Funds Main Street Mezzanine Fund (2002 vintage) and Main Street Capital II (2006 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities M A I N NYSE

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) and generate realized gains to support dividend growth $1.70/share (11%) NAV growth in the six months ended June 30, 2012 and $2.13/share (16%) NAV growth in 2011 Net realized gains of $4.8 million in the six months ended June 30, 2012 and $2.6 million in 2011 Internally managed cost structure provides significant operating leverage Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 2.0% Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Distributable Net Investment Income M A I N NYSE

MAIN Historical Highlights (1) Through August 2, 2012 (2) Through June 30, 2012 7

Lower Middle Market (LMM) Investment Strategy Investment Objectives High cash yield from secured debt investments; plus Periodic capital gains / cash dividends from equity investments Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns M A I N NYSE

Market Segment Opportunity for LMM Investment Strategy MAIN targets LMM investments in established, profitable companies Large and critical portion of U.S. economy 175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies Enterprise values average 4X – 5.5X EBITDA and leverage multiples average 2X – 3X EBITDA to MAIN Ability to become a partner vs. a “commoditized vendor of capital” M A I N NYSE (1) Source: U.S. Small Business Administration, Office of Advocacy

Middle Market Debt Investment Strategy MAIN also maintains a portfolio of interest-bearing debt investments in Middle Market companies Favorable market environment has generated attractive investment opportunities Generally issuances of secured and/or rated debt securities 91% of current Middle Market debt portfolio is first lien term debt and 9% is second lien term debt Most have a B or BB S&P rating Generally larger companies than the LMM investment strategy Current Middle Market portfolio has weighted average revenues of approximately $519 million More relative liquidity than LMM investments 7% - 12% targeted gross yields Investments in 77 companies Weighted average yield of 8.7% M A I N NYSE

MAIN Regulatory Framework Operates as Business Development Company Regulated by SEC - 1940 Act Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company subsidiaries Regulated by SBA Access to low cost, fixed rate, long-term leverage Total leverage capacity of $225 million MAIN received 2011 SBIC of the Year Award M A I N NYSE

MAIN Corporate Structure – Internally Managed Main Street Mezzanine Fund, LP (2002 vintage SBIC) Assets: ~$184 million SBIC Debt: $125 million Main Street Capital II, LP (2006 vintage SBIC) Assets: ~$174 million SBIC Debt: $95 million “Internally managed” means no external management fees or expenses and provides operating leverage to MAIN’s business. MAIN targets cash operating and administrative costs at or less than 2% of total assets. Main Street Capital Corporation (BDC/RIC) Assets: ~$485 million Line of Credit: $88 million ($287.5 million facility)

MAIN Senior Investment Professionals Co-founded MAIN, Main Street Mezzanine Fund and Main Street Capital II Co-founded Quanta Services (NYSE: PWR) Partner in charge of Arthur Andersen’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States Vince Foster; CPA & JD (a) (b) Chairman and CEO Todd Reppert; CPA (a) (b) President and Director Dwayne Hyzak; CPA CFO and Senior Managing Director Curtis Hartman; CPA (b) CCO and Senior Managing Director David Magdol (a) CIO and Senior Managing Director Co-founded MAIN, Main Street Mezzanine Fund and Main Street Capital II Principal at Sterling City Capital – private investment group focused on lower middle market companies Manager at Arthur Andersen with transactional practice focus Joined Main Street group in 2002 Director of acquisitions / integration with Quanta Services Manager with Arthur Andersen’s transaction services group Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with PricewaterhouseCoopers’ transaction services group Joined Main Street group in 2002 Vice President in Lazard Freres M&A group Vice President of McMullen Group (a) Members of the MAIN Investment Committee (b) Members of the MAIN Credit Committee

Ordinary and Capital Gain Dividends 2007 – 2011 and YTD September 30, 2012 ($ in millions) 40% 60% 37% 63% 88% 12% 82% 18% 74% 26% M A I N NYSE (1) 9% of the amount included in a shareholder’s Form 1099 for 2011 is due to the inclusion of the January 2012 dividend in the 2011 tax year (2) Estimated 68% 32% 54% 46% Post - IPO Pre - IPO Capital gain & qualified dividends Ordinary income dividends (1) (2) $0 $5 $10 $15 $20 $25 $30 $35 $40 $45 2007 2008 2009 2010 2011 YTD Sept. 30, 2012

Post-IPO Dividend Track Record – Sustainable Growth Cumulative dividends paid or declared from October 2007 IPO through Q4 2012 equal $8.03 per share MAIN began paying dividends monthly instead of quarterly in Q4 2008.

Primarily includes complementary LMM debt and equity investments and Middle Market debt investments Total investment portfolio consists of 48% LMM / 49% Middle Market / 3% Other investments (as a percentage of cost) 131 LMM and Middle Market portfolio companies Average investment size of $5.2 million Largest individual portfolio companies represent 3.3%(1) of total investment income and 2.3% of total portfolio fair value (most investments are less than 1%) The only non-accrual and fully impaired investment represents 0.2% of total investment portfolio at cost Significant diversification Issuer Industry Transaction type Geography End markets Diversity adds structural protection to portfolio, revenue sources, income, cash flows and dividends Total Investment Portfolio MAIN NYSE (1) Based upon total investment income for the trailing twelve months ended June 30, 2012.

Total Portfolio by Industry (as a Percentage of Cost) (1) Excluding MAIN’s Other Portfolio investments, as described in MAIN’s public filings.

Diversified Total Portfolio (as a Percentage of Cost) (1) Excluding MAIN’s Other Portfolio investments, as described in MAIN’s public filings. (2) Excluding any MAIN investments headquartered outside the U.S.

LMM Investment Portfolio LMM investment portfolio consists of: 54 portfolio companies / $423.6 million in fair value Secured debt yielding 15.0% (78% of LMM portfolio at cost) 95% of debt investments have first lien position 93% of debt investments pay fixed-rate, monthly cash interest 950+ basis point net interest margin vs. “matched” fixed interest rate on SBIC debt Equity in 91% of portfolio companies representing 33% average ownership position (22% of LMM portfolio at cost) Opportunity for capital gains and cash dividend income Approximately 70% of LMM companies(1) with direct equity investment currently paying dividends MAIN NYSE (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are taxed as flow through entities for tax purposes.

Average LMM portfolio credit statistics: Senior leverage of 1.9x EBITDA to MAIN debt position 3.8x EBITDA to senior interest coverage Total leverage of 2.2x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation Average investment size of $6.3 million (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality LMM portfolio Total LMM portfolio investments at fair value equals 124% of cost Equity component of LMM portfolio at fair value equals 208% of cost LMM Investment Portfolio MAIN NYSE

LMM Portfolio by Industry (as a Percentage of Cost)

Diversified LMM Portfolio (as a Percentage of Cost)

LMM Portfolio Attributes Reflect Investment Strategy Security Position on Debt Capital as a Percentage of Cost Fully Diluted Equity Ownership % Weighted Average Fully Diluted Equity Ownership = 33% High Yielding Secured Debt Investments Coupled with Significant Equity Participation = Attractive Risk-Adjusted Returns Weighted Average Effective Yield = 15.0% 95% 5% 0% 20% 40% 60% 80% 100% 1st Lien 2nd Lien 45% 55% 0% 10% 20% 30% 40% 50% 60% 1.0% - 24.9% 25.0% and greater

Term of Existing LMM Debt Investments / Total Interest Coupon (1) Interest coupon and term based on initial investment. Interest coupon excludes amortization of deferred upfront fees, original issue discount or exit fees. (2) Floating interest rates generally include contractual minimum “floor” rates.

77 investments / $343.4 million in fair value Average investment size of $4.4 million (less than 1% of total portfolio) More relative investment liquidity compared to LMM 93% of Middle Market investments bear interest at floating rates(1), providing matching with MAIN’s credit facility floating interest rate Weighted average yield of 8.7%, representing a 550+ basis point net interest margin vs. “matched” floating rate on the MAIN credit facility Middle Market Investment Portfolio M A I N NYSE 100% of floating interest rates are subject to contractual minimum “floor” rates.

Middle Market Investments by Industry (as a Percentage of Cost)

Diversified Middle Market Investments (as a Percentage of Cost) (1) Excluding any MAIN investments headquartered outside the U.S.

Investor Presentation November 2007 Main Street Capital Corporation Financial Overview M A I N NYSE

MAIN Financial Performance Total Investment Income ($ in millions) Year over Year Growth % Distributable Net Investment Income ($ in millions) Year over Year Growth % 38% (7%) 128% 81% 66% (5%) 102% 99% 40%* 50%* * Reflects YTD June 30, 2012 performance compared with YTD June 30, 2011 performance $10.8 $10.3 $20.7 $41.3 $26.9 $0.0 $5.0 $10.0 $15.0 $20.0 $25.0 $30.0 $35.0 $40.0 $45.0 2008 2009 2010 2011 YTD June 30, 2012 $17.3 $16.0 $36.5 $66.2 $41.4 $0.0 $10.0 $20.0 $30.0 $40.0 $50.0 $60.0 $70.0 2008 2009 2010 2011 YTD June 30, 2012

Long-Term Portfolio and DNII Per Share Growth ($ in millions, except per share data) | Portfolio Investments (1) DNII per share for YTD June 30, 2012 annualized Distributable Net Investment Income (DNII) per share

Operational Efficiencies of Internally Managed Structure M A I N NYSE MAIN NYSE: MAIN Average Internally Managed BDCs Average Externally Managed BDCs Hypothetical MAIN Fund Externally Managed Total Assets 786,715 $ (1) 1,248,333 $ (5) 799,231 $ (5) 786,715 $ Total SG&A (2) 15,365 $ (3) 29,895 $ SG&A as a % of Total Assets 1.95% 3.20% (5) 3.80% (5) 3.80% Hypothetical MAIN Fund with Externally Managed SG&A Structure 29,895 $ MAIN SG&A 15,365 Annual Impact to MAIN DNII 14,530 $ MAIN Weighted Average Shares Outstanding 27,118 (4) Annual Impact to MAIN DNII Per Share 0.54 $ $ and shares in thousands, except per share data (1) Quarterly average for the six month period ended June 30, 2012 (2) Total SG&A, including non-cash share based compensation expense, excluding interest expense (3) Annualized SG&A Expense for the six month period ended June 30, 2012 (4) Weighted average shares outstanding for the six month period ended June 30, 2012 (5) Source: Stifel Nicolaus Weisel Weekly BDC Summary - July 20, 2012

Beneficial Operating Expense(1) as Percentage of Total Assets Total operating expenses, including non-cash share based compensation expense, excluding interest expense For the trailing twelve months ended June 30, 2012 Internally Managed BDC Index includes: ACAS, HTGC, KCAP, MCGC and TCAP Externally Managed BDC Index includes: AINV, ARCC, BKCC, FSC, GAIN, GLAD, HRZN, PNNT, PSEC, SLRC, and TCRD Calculation represents the weighted average for the companies included in each index and is based upon the trailing twelve months ended March 31, 2012 as derived from each company’s SEC filings

MAIN Income Statement Summary Q2 12 vs. Q2 11 ($ in 000's) Q2 11 Q3 11 Q4 11 Q1 12 Q2 12 % Change Total Investment Income 16,129 $ 17,086 $ 19,672 $ 20,559 $ 20,842 $ 29% Expenses: Interest Expense (3,264) (3,716) (3,637) (3,864) (4,180) 28% G&A Expense (2,807) (2,428) (3,525) (3,265) (3,256) 16% Distributable Net Investment Income (DNII) 10,058 10,942 12,510 13,430 13,406 33% DNII Margin % 62.4% 64.0% 63.6% 65.3% 64.3% NM Net Realized Gains (Losses) 250 1,448 920 8,138 (3,329) NM Distributable Net Realized Income 10,308 12,390 13,430 21,568 10,077 -2% Share-based compensation (443) (581) (581) (581) (580) 31% Net Realized Income 9,865 11,809 12,849 20,987 9,497 -4% Net Unrealized Appreciation 9,880 2,766 11,700 4,728 15,652 58% Income Tax Provision (1,963) (139) (2,985) (1,876) (996) -49% Non Controlling Interest (MSC II) (158) - (982) (54) - NM Net Increase in Net Assets 17,624 $ 14,436 $ 20,582 $ 23,785 $ 24,153 $ 37%

MAIN Per Share Change in Net Asset Value (NAV) Per share amounts prior to Q2 2012 exclude the earnings attributable to the noncontrolling equity interest in MSC II not owned by MAIN; such equity interests are now 100% owned by MAIN. Represents the NAV per share impact for accounting accrual vs. payment timing differences of monthly dividends. includes differences in weighted average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV. * Certain fluctuations in per share amounts are due to rounding differences between quarters Q2 11 Q3 11 Q4 11 Q1 12 Q2 12 Beginning NAV/Share 13.90 $ 14.24 $ 14.49 $ 15.19 $ 15.72 $ Distributable Net Investment Income (1) 0.43 0.46 0.48 0.50 0.49 Share-Based Compensation Expense (1) (0.02) (0.02) (0.03) (0.02) (0.02) Net Realized Gains (1) 0.01 0.06 0.04 0.30 (0.12) Net Unrealized Appreciation (1) 0.43 0.13 0.42 0.18 0.56 Income Tax Provision (1) (0.08) (0.01) (0.12) (0.07) (0.03) Net Increase in Net Assets 0.77 0.62 0.79 0.89 0.88 Dividends to Shareholders (0.39) (0.39) (0.41) (0.41) (0.42) Dividend Accrual/Payment Difference (2) - - - - - Accretive impact of stock offerings - - 0.22 - 0.74 Other (3) (0.04) 0.02 0.10 0.05 (0.03) Ending NAV/Share 14.24 $ 14.49 $ 15.19 $ 15.72 $ 16.89 $ Weighted Average Shares 23,015,718 23,194,896 25,893,431 26,871,084 27,365,758

MAIN Balance Sheet Summary Includes adjustment to fair value MSC II SBIC debt acquired pursuant to the MSC II exchange offer as well as subsequent MSC II SBIC borrowings. Total face value of SBIC debentures at June 30, 2012 was $220 million. M A I N NYSE ($ in 000's, except per share amounts) Q2 11 Q3 11 Q4 11 Q1 12 Q2 12 LMM Portfolio Investments 336,442 $ 369,472 $ 415,664 $ 388,069 $ 423,603 $ Middle Market Portfolio Investments 235,054 242,258 226,450 250,972 343,391 Other Portfolio Investments 261 2,713 14,110 25,056 23,598 Investment in Affiliated Investment Manager 1,965 1,916 1,869 202 202 Marketable Securites and Idle Funds 18,306 15,358 26,242 14,345 8,149 Cash and Cash Equivalents 14,133 25,127 42,650 88,955 31,976 Other Assets 11,092 9,112 10,707 11,844 12,092 Total Assets 617,253 $ 665,956 $ 737,692 $ 779,443 $ 843,011 $ SBIC Debentures (1) 187,637 $ 201,273 $ 201,887 $ 201,586 $ 203,396 $ Credit Facility 73,000 114,000 107,000 138,000 88,000 Other Liabilities 21,988 9,647 17,617 14,321 18,211 Net Asset Value (NAV) 330,132 336,540 405,711 425,536 533,404 Noncontrolling Interest 4,496 4,496 5,477 - - Total Liabilities and Net Assets 617,253 $ 665,956 $ 737,692 $ 779,443 $ 843,011 $ Total Portfolio Fair Value as % of Cost 110% 109% 113% 111% 112% Common Stock Price Data: High Close 19.03 $ 19.39 $ 21.24 $ 25.61 $ 26.76 $ Low Close 17.99 $ 15.98 $ 17.03 $ 21.18 $ 21.75 $ Quarter End Close 18.95 $ 17.76 $ 21.24 $ 24.63 $ 24.20 $

MAIN Liquidity and Capitalization Includes adjustment to fair value of MSC II SBIC debt acquired pursuant to the MSC II exchange offer as well as subsequent MSC II SBIC borrowings. Total face value of SBIC debentures at June 30, 2012 was $220 million. In July 2012, MAIN expanded the credit facility from $277.5 million to $287.5 million in total commitments with an accordion feature to increase to $350 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities. SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN. Debt to NAV ratio is calculated based upon the face value of debt. BDC Coverage ratio is Non-SBIC debt to NAV calculated based upon the face value of debt. Net debt in this ratio includes face value of debt less cash and cash equivalents, marketable securities and idle funds investments. DNII + interest expense / interest expense on a trailing twelve month basis. M A I N NYSE ($ in 000's) Q2 11 Q3 11 Q4 11 Q1 12 Q2 12 Cash and Cash Equivalents 14,133 $ 25,127 $ 42,650 $ 88,955 $ 31,976 $ Marketable Securities and Idle Funds 18,306 15,358 26,242 14,345 8,149 SBIC Debentures (1) 187,637 201,273 201,887 201,586 203,396 Credit Facility (2) 73,000 114,000 107,000 138,000 88,000 Net Asset Value (NAV) 330,132 336,540 405,711 425,536 533,404 Total Capitalization 590,769 $ 651,813 $ 714,598 $ 765,122 $ 824,800 $ Debt to NAV Ratio (3) 0.92 to 1.0 1.05 to 1.0 0.84 to 1.0 0.88 to 1.0 0.60 to 1.0 BDC Coverage Ratio (4) 0.24 to 1.0 0.36 to 1.0 0.28 to 1.0 0.34 to 1.0 0.17 to 1.0 Net Debt to NAV Ratio (5) 0.81 to 1.0 0.92 to 1.0 0.67 to 1.0 0.63 to 1.0 0.52 to 1.0 Interest Coverage Ratio (6) 3.70 to 1.0 3.85 to 1.0 4.06 to 1.0 4.24 to 1.0 4.27 to 1.0

Stable, Long-Term Leverage – Significant Unused Capacity At June 30, 2012, MAIN had access to $5 million of incremental capacity. Capacity available for future investments or operational needs, subject to a borrowing base. M A I N NYSE June 30, 2012 Facility Interest Rate Maturity Principal Drawn SBIC Debentures (1) ~5.1% fixed $220 million $287.5 million Credit Facility (2) L+250 bps floating $88 million 2013 - 2020 (weighted average duration = 6.2 years) September 2014 (subject to annual extensions)

Significant Management Ownership/Investment Includes 665,886 shares, or approximately $10.3 million, purchased by management as part of, or subsequent to, the MAIN IPO. Based upon closing market price of $24.20/share on June 29, 2012 Market Value Ownership % # of Shares June 30, 2012 (2) Management and Affiliates (1) 10.6% 3,346,641 80,988,719 Public Shareholders/Float 89.4% 28,242,013 683,456,708 Total Ownership 100.0% 31,588,654 764,445,427

MAIN Total Return Performance Since IPO Notes: Assumes dividends reinvested on ex-dividend date BDC Index includes: ACAS, AINV, ARCC, BKCC, FDUS, FSC, GAIN, GBDC, GLAD, HRZN, HTGC, KCAP, MAIN, MCC, MCGC, MVC, NGPC, NMFC, PNNT, PSEC, SAR, SLRC, SUNS, TCAP, TCRD, and TICC BDC Index is equal weighted First trading date is October 4, 2007 and last trading date is June 29, 2012 Consistent market out performance through various economic cycles Jan. 08 Jul. 08 Jan. 09 Jul. 09 Jan. 10 Jul. 10 Jan. 11 Jul. 11 Jan. 12 0% 0% 20% 20% 40% 40% 60% 60% 80% 80% 100% 100% 120% 120% 140% 140% 160% 160% 180% 180% 200% 200% 220% 220% 240% 240% 260% 260% 280% 280% 300% 300% MAIN (161.7%) S&P 500 (-2.0%) BDC Index (79.1%) Russell 2000 (3.0%)

Executive Summary Target under-served LMM Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Secured debt plus meaningful equity participation Invest in complementary interest-bearing Middle Market debt investments Internally managed, low cost structure drives greater shareholder returns Attractive, recurring monthly dividend yield Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets M A I N NYSE

MAIN Corporate Data Please visit our website at www.mainstcapital.com. Board of Directors Corporate Officers Research Coverage Independent Registered Public Investor Relation Contacts Accounting Firm Michael Appling, Jr. Vincent D. Foster Vernon C. Plack Dwayne L. Hyzak President and CEO Chairman & CEO BB&T Capital Markets Grant Thornton, LLP Main Street Capital Corporation TnT Crane & Rigging (804) 780-3257 Houston, TX Chief Financial Officer Todd A. Reppert Tel: (713) 350-6000 Joseph E. Canon President & Director J.T. Rogers Corporate Headquarters Executive Director Janney Montgomery Scott Ken Dennard Dodge Jones Foundation Dwayne L. Hyzak (202) 955-4316 1300 Post Oak Blvd., Ste. 800 Ben Burnham Chief Financial Officer & Houston, TX 77056 DRG&L Vincent D. Foster Senior Managing Director Mickey M. Schleien Tel: (713) 350-6000 Tel: (713) 529-6600 Chairman & CEO Ladenburg Thalmann Fax: (713) 350-6042 Main Street Capital Corporation Curtis L. Hartman (305) 572-4131 Investment Committee Chief Credit Officer & Securities Listing Arthur L. French Senior Managing Director Robert J. Dodd Vincent D. Foster, Chairman & CEO Retired CEO/Executive Raymond James NYSE: MAIN David L. Magdol, CIO & Senior David L. Magdol (901) 579-4560 Managing Director J. Kevin Griffin Chief Investment Officer & Transfer Agent Todd A. Reppert, President Managing Director Senior Managing Director Bryce Rowe Fennebresque & Co, LLC Robert W. Baird & Co. American Stock Transfer & Trust Co. Credit Committee Rodger A. Stout (804) 447-8019 Tel: (212) 936-5100 Todd A. Reppert Executive Vice President www.amstock.com Vincent D. Foster, Chairman & CEO President & Director Corporate Counsel Curtis L. Hartman, CCO & Senior Main Street Capital Corporation Jason B. Beauvais Managing Director General Counsel & Chief Sutherland, Asbill & Brennan, LLP Todd A. Reppert, President Compliance Officer Washington D.C. Michael Galvan Chief Accounting Officer